UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period:  November 30, 2017

Item 1. Schedule of Investments.

Performance Trust Strategic Bond Fund
Schedule of Investments
November 30, 2017 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.72%
ACE Securities Corp. Home Equity Loan Trust
2006-ASP4, 1.489% (1 Month LIBOR USD + 0.160%), 08/25/2036 (a)	692,871	$671,203
Ares XXVI CLO Ltd.
2013-1A, 4.109% (3 Month LIBOR USD + 2.750%), 04/15/2025 (a)	500,000	502,004
Ares XXVII CLO Ltd.
2013-2A, 3.778% (3 Month LIBOR USD + 2.400%), 07/28/2029 (a)	1,750,000	1,766,943
BlueMountain CLO Ltd.
2015-1A, 5.109% (3 Month LIBOR USD + 3.750%), 04/13/2027 (a)	2,000,000	2,035,208
2012-2A, 4.036% (3 Month LIBOR USD + 2.600%), 11/20/2028 (a)	1,000,000	1,013,697
Carrington Mortgage Loan Trust
2006-NC3, 1.429% (1 Month LIBOR USD + 0.100%), 08/25/2036 (a)	315,133	314,717
CSMC Trust
2006-CF1, 5.000%, 11/25/2035 (b)	2,565,000	2,438,966
Equity One Mortgage Pass-Through Trust
2003-1, 4.860%, 08/25/2033 (c)	2,438,272	2,447,382
2003-3, 4.868%, 12/25/2033 (c)	1,312,633	1,267,750
Finn Square CLO Ltd.
2012-1A, 4.928% (3 Month LIBOR USD + 3.600%), 12/24/2023 (a)	1,500,000	1,504,397
Freddie Mac Multi-family Structured Pass Through Certificates
K062, 0.439%, 12/25/2026 (c)(d)	94,767,748	2,403,822
Home Equity Loan Trust
2007-FRE1, 1.459% (1 Month LIBOR USD + 0.130%), 04/25/2037 (a)	41,344	41,407
MASTR Asset Securitization Trust
2002-NC1, 4.479% (1 Month LIBOR USD + 3.150%), 10/25/2032 (a)	371,094	371,175
Neuberger Berman CLO XV
2013-15A, 3.009% (3 Month LIBOR USD + 1.650%), 10/15/2029 (a)	1,250,000	1,258,661
Ownit Mortgage Loan Trust
2005-1, 2.424% (1 Month LIBOR USD + 1.100%), 09/25/2035 (a)	4,729,575	4,704,412
Popular ABS Mortgage Pass-Through Trust
2004-4, 4.449%, 09/25/2034 (b)	1,556,068	1,327,401
RAMP Trust
2003-RS4, 4.018%, 03/25/2033 (c)	96,725	97,171
2006-RS6, 1.509% (1 Month LIBOR USD + 0.180%), 11/25/2036 (a)	1,503,851	1,461,574
Renaissance Home Equity Loan Trust
2005-1, 5.016%, 05/25/2035 (b)	883,673	907,455
Specialty Underwriting & Residential Finance Trust
2006-BC2, 3.754%, 02/25/2037 (b)	1,118,530	592,432
Structured Asset Investment Loan Trust
2006-4, 1.459% (1 Month LIBOR USD + 0.130%), 07/25/2036 (a)	2,207,026	1,788,441
Tryon Park CLO Ltd.
2013-1A, 3.959% (3 Month LIBOR USD + 2.600%), 07/15/2025 (a)	1,800,000	1,816,522
2013-1A, 4.859% (3 Month LIBOR USD + 3.500%), 07/15/2025 (a)	1,250,000	1,268,431
TOTAL ASSET BACKED SECURITIES (Cost $31,113,340)		32,001,171

CORPORATE BONDS - 2.33%
Administrative and Support Services - 0.08%
Northwell Healthcare, Inc.
3.391%, 11/01/2027	1,000,000	995,373
Credit Intermediation and Related Activities - 1.97%
Astoria Financial Corp.
3.500%, 06/08/2020	2,250,000	2,264,153
Customers Bancorp, Inc.
3.950%, 06/30/2022	2,000,000	2,005,563
Enterprise Financial Services Corp.
4.750% to 11/01/2021 then 3 Month LIBOR USD + 3.387%, 11/01/2026 (a)	500,000	506,250
Flagstar Bancorp, Inc.
6.125%, 07/15/2021	2,000,000	2,133,759
Flushing Financial Corp.
5.250% to 12/15/2021 then 3 Month LIBOR USD + 3.440%, 12/15/2026 (a)	2,000,000	2,071,000
Fulton Financial Corp.
3.600%, 03/16/2022	1,000,000	1,007,090
Hanmi Financial Corp.
5.450% to 03/30/2022 then 3 Month LIBOR USD + 3.315%, 03/30/2027 (a)	3,000,000	3,126,748
MB Financial Bank NA
4.000% to 12/01/2022 then 3 Month LIBOR USD + 1.873%, 12/01/2027 (a)	3,000,000	3,023,843
NexBank Capital, Inc.
6.375% to 09/30/2022 then 3 Month LIBOR USD + 4.585%, 09/30/2027 (a)	2,750,000	2,784,375
Preferred Bank
6.000% to 06/15/2021 then 3 Month LIBOR USD + 4.673%, 06/15/2026 (a)	1,000,000	1,065,000
Towne Bank
4.500% to 07/30/2022 then 3 Month LIBOR USD + 2.550%, 07/30/2027 (a)	3,000,000	3,109,350
Hospitals- 0.28%
Memorial Health Services
3.496%, 05/01/2022	575,000	583,820
Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	698,325
Catholic Health Initiatives
2.950%, 11/01/2022	2,000,000	1,993,665
TOTAL CORPORATE BONDS (Cost $26,782,067)		27,368,314

MORTGAGE BACKED SECURITIES - 53.71%
Adjustable Rate Mortgage Trust
2005-3, 3.534%, 07/25/2035 (c)	1,230,330	1,180,255
Alternative Loan Trust
2004-30CB, 5.500%, 03/25/2020	29,537	29,541
2005-11CB, 5.500%, 06/25/2025	990,251	972,649
2006-J3, 5.750%, 05/25/2026	873,067	777,660
2004-27CB, 6.000%, 12/25/2034	495,310	499,795
2004-29CB, 5.375%, 01/25/2035	63,556	63,668
2004-28CB, 6.000%, 01/25/2035	855,677	856,520
2005-6CB, 7.500%, 04/25/2035	386,795	406,919
2005-21CB, 5.250%, 06/25/2035	3,495,891	3,313,470
2005-11CB, 5.500%, 06/25/2035	987,686	970,129
2005-21CB, 6.000%, 06/25/2035	1,705,909	1,710,853
2005-43, 3.839%, 09/25/2035 (b)	696,964	663,968
2005-40CB, 5.500%, 10/25/2035	93,524	83,808
2005-63, 3.427%, 11/25/2035 (b)	2,115,916	1,918,787

2005-52CB, 5.500%, 11/25/2035	227,994	216,510
2005-52CB, 5.500%, 11/25/2035	103,750	98,524
2005-52CB, 5.500%, 11/25/2035	54,518	51,772
2005-54CB, 5.500%, 11/25/2035	1,357,311	1,182,704
2005-J13, 5.500%, 11/25/2035	203,690	188,489
2005-65CB, 0.000%, 12/25/2035 (e)	1,745,023	1,145,544
2005-65CB, 5.500%, 01/25/2036	248,402	230,576
2005-73CB, 5.750%, 01/25/2036	499,019	414,921
2005-86CB, 5.500%, 02/25/2036	270,998	241,788
2005-86CB, 5.500%, 02/25/2036	1,815,996	1,685,499
2006-4CB, 2.029% (1 Month LIBOR USD + 0.700%), 04/25/2036 (a)	643,778	413,036
2006-6CB, 5.500%, 05/25/2036	244,531	225,592
2006-12CB, 5.750% (1 Month LIBOR USD + 5.750%), 05/25/2036 (a)	967,741	792,871
2006-16CB, 6.000%, 06/25/2036	271,066	231,604
2006-19CB, 1.729% (1 Month LIBOR USD + 0.400%), 08/25/2036 (a)	1,361,185	978,098
2006-24CB, 5.750%, 06/25/2036	485,998	412,837
2006-19CB, 6.000%, 08/25/2036	272,758	244,902
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (a)	2,046,140	1,837,173
2006-32CB, 5.500%, 11/25/2036	311,433	269,930
2006-31CB, 6.000%, 11/25/2036	45,953	39,772
2006-32CB, 6.000%, 11/25/2036	1,567,837	1,422,195
2006-41CB, 6.000%, 01/25/2037	996,375	869,721
2006-43CB, 6.000%, 02/25/2037	334,506	294,048
2007-4CB, 5.750%, 04/25/2037	3,068,700	2,871,670
2007-8CB, 6.000%, 05/25/2037	984,670	860,697
2007-19, 6.000%, 08/25/2037	1,409,504	1,157,953
2008-2R, 6.000%, 08/25/2037 (c)	10,639,203	8,669,020
American Home Mortgage Investment Trust
2006-2, 6.250%, 06/25/2036 (b)	2,930,904	1,190,170
Banc of America Alternative Loan Trust
2006-3, 6.000%, 04/25/2021	568,047	572,988
2005-2, 5.500%, 03/25/2035	903,471	901,060
2005-5, 5.500%, 06/25/2035	333,301	315,320
2005-5, 6.000%, 06/25/2035	1,605,079	1,580,280
2005-11, 5.750%, 12/25/2035	214,357	195,311
2005-12, 5.750%, 01/25/2036	772,874	720,020
2006-1, 6.500%, 02/25/2036	2,688,632	2,615,499
2006-3, 6.000%, 04/25/2036	6,980,828	6,911,724
2006-9, 1.729% (1 Month LIBOR USD + 0.400%), 01/25/2037 (a)	2,181,025	1,738,590
2006-9, 6.000%, 01/25/2037	479,815	429,118
2007-1, 6.160%, 04/25/2037 (c)	658,417	637,520
2006-4, 6.500%, 05/25/2046	2,533,101	2,509,642
2006-5, 6.000%, 06/25/2046	633,983	579,063
Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	519,066	535,214
2004-1, 6.000%, 02/25/2034	1,663,677	1,822,713
2004-1, 6.000%, 03/25/2034	9,604,362	10,639,626
2007-4, 5.500%, 11/25/2034	1,333,897	1,367,927
2005-3, 5.500%, 06/25/2035	153,883	161,675
2005-4, 5.500%, 08/25/2035	107,943	112,378
2005-5, 5.500%, 09/25/2035	594,136	614,076
2005-5, 5.500%, 09/25/2035	1,291,585	1,368,061

2005-7, 5.750%, 11/25/2035	81,644	83,469
2005-7, 6.000%, 11/25/2035	406,114	413,257
2006-B, 3.394%, 03/20/2036 (c)	1,563,855	1,406,818
2006-5, 5.750%, 09/25/2036	1,083,249	1,048,072
2006-7, 6.000%, 09/25/2036	1,915,048	1,787,202
2007-1, 6.189%, 01/25/2037 (b)	1,675,233	1,547,016
2007-2, 1.389% (1 Month LIBOR USD + 0.060%), 03/25/2037 (a)	1,136,412	953,100
2007-3, 1.759% (1 Month LIBOR USD + 0.430%), 04/25/2037 (a)	2,230,320	1,886,794
2007-5, 5.500%, 07/25/2037	1,991,297	1,754,973
2006-J, 3.869%, 01/20/2047 (c)	412,139	396,069
Banc of America Mortgage Trust
2005-A, 3.470%, 02/25/2035 (c)	1,661,699	1,657,549
BANK
2017-BNK8, 0.755%, 11/15/2050 (c)(d)	33,200,000	1,996,399
2017-BNK8, 3.931%, 11/15/2050	3,000,000	3,094,194
2017-BNK5, 1.246%, 06/15/2060 (c)(d)	38,510,937	2,821,484
2017-BNK7, 0.963%, 09/15/2060 (c)(d)	20,742,020	1,219,017
BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (c)	504,927	483,417
Bear Stearns ALT-A Trust
2006-6, 3.506%, 11/25/2036 (c)	830,973	762,460
Bear Stearns ARM Trust
2004-12, 3.667%, 02/25/2035 (c)	600,651	583,826
Bear Stearns Asset Backed Securities I Trust
2004-AC5, 5.750%, 10/25/2034 (b)	437,492	437,513
2006-AC4, 1.579% (1 Month LIBOR USD + 0.250%), 07/25/2036 (a)	8,178,229	7,533,366
2006-AC4, 27.826% (1 Month LIBOR USD + 33.580%), 07/25/2036 (a)	1,887,526	2,974,505
2007-AC2, 6.000%, 03/25/2037 (b)	753,963	638,220
CCUBS Commercial Mortgage Trust
2017-C1, 0.291%, 11/15/2050 (d)	40,062,667	1,108,767
2017-C1, 1.022%, 11/15/2050 (d)	13,861,000	1,005,083
2017-C1, 4.159%, 11/15/2050 (c)	1,500,000	1,544,919
CD Mortgage Trust
2017-CD3, 0.731%, 02/10/2050 (c)(d)	61,857,000	3,006,764
2017-CD5, 0.376%, 08/15/2050 (c)(d)	71,700,000	882,620
2017-CD5, 1.059%, 08/15/2050 (c)(d)	29,912,653	1,922,734
2017-CD5, 3.956%, 08/15/2050 (c)	3,000,000	3,073,089
2017-CD6, 0.986%, 11/13/2050 (c)(d)	18,504,000	1,249,927
CGMS Commercial Mortgage Trust
2017-B1, 0.355%, 08/15/2050 (c)(d)	38,016,000	722,768
2017-B1, 1.001%, 08/15/2050 (c)(d)	31,330,241	1,933,539
Chase Mortgage Finance Trust
2005-A1, 3.426%, 12/25/2035 (c)	2,369,462	2,344,246
2006-S4, 6.000%, 12/25/2036	1,060,761	909,544
2006-S4, 6.000%, 12/25/2036	1,336,472	1,145,952
2007-S3, 6.000%, 05/25/2037	2,577,699	2,201,358
Chaseflex Trust
2005-1, 5.500%, 02/25/2035	917,022	918,454
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	58,688	56,581
2003-37, 3.592%, 09/25/2033 (c)	1,700,990	1,709,407
2003-44, 5.000%, 10/25/2033	799,000	816,739

2004-4, 5.500%, 05/25/2034	783,721	787,883
2004-J9, 5.500%, 01/25/2035	982,492	995,821
2004-HYB5, 3.721%, 04/20/2035 (c)	1,472,386	1,476,199
2005-HYB2, 3.470%, 05/20/2035 (c)	2,905,235	2,924,236
2005-J3, 5.500%, 09/25/2035	302,435	295,390
2005-27, 5.500%, 12/25/2035	42,524	36,962
2005-30, 5.500%, 01/25/2036	108,346	104,789
2005-HY10, 3.265%, 02/20/2036 (c)	200,877	175,299
2005-HY10, 3.631%, 02/20/2036 (c)	764,808	725,672
2006-J1, 6.000%, 02/25/2036	46,354	36,787
2006-6, 6.000%, 04/25/2036	1,291,671	1,144,077
2006-J4, 6.250%, 09/25/2036	30,033	24,986
2006-16, 6.500%, 11/25/2036	1,100,266	918,519
2006-18, 6.000%, 12/25/2036	259,350	235,171
2006-21, 6.000%, 02/25/2037	1,412,955	1,276,761
2007-5, 5.500%, 05/25/2037	1,840,280	1,654,877
2007-5, 5.750%, 05/25/2037	1,286,624	1,173,102
2007-5, 5.750%, 05/25/2037	11,965,912	10,910,130
2007-J2, 6.000%, 07/25/2037	319,291	254,625
2007-HY6, 3.503%, 11/25/2037 (c)	934,185	824,684
2007-HY5, 3.797%, 09/25/2047 (c)	617,004	602,232
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	137,194	131,693
2007-4, 5.500%, 05/25/2022	238,708	241,611
2006-1, 6.000%, 02/25/2036	324,000	326,218
2006-3, 5.750%, 06/25/2036	540,802	535,185
2006-3, 6.250%, 06/25/2036	1,806,146	1,831,346
2007-3, 5.500%, 04/25/2037	341,488	340,958
Citigroup Commercial Mortgage Trust
2013-GC11, 4.566%, 04/10/2046 (c)	4,710,000	4,400,035
2016-C2, 1.939%, 08/10/2049 (c)(d)	14,713,525	1,749,838
2016-C3, 1.347%, 11/15/2049 (c)(d)	30,037,286	2,209,948
2016-P6, 0.975%, 12/10/2049 (c)(d)	36,424,728	1,740,789
2017-P7, 0.687%, 04/14/2050 (c)(d)	45,124,000	2,194,213
2017-P7, 1.292%, 04/14/2050 (c)(d)	23,314,914	1,877,068
2017-P8, 1.076%, 09/15/2050 (c)(d)	28,013,121	1,955,843
2017-P8, 4.192%, 09/15/2050	2,000,000	2,060,776
2017-C4, 0.381%, 10/12/2050 (c)(d)	42,746,500	1,110,169
2017-C4, 1.275%, 10/12/2050 (c)(d)	21,661,078	1,729,449
2017-C4, 4.096%, 10/12/2050 (c)	3,000,000	3,083,525
Citigroup Mortgage Loan Trust
2005-12, 2.038% (1 Month LIBOR USD + 0.800%), 08/25/2035 (a)	901,852	823,797
2006-WF1, 4.998%, 03/25/2036 (b)	599,423	442,455
2006-AR7, 3.608%, 11/25/2036 (c)	4,397,224	4,189,190
2007-6, 3.529%, 10/25/2046 (c)	778,366	700,301
2004-2, 9.250%, 08/25/2033	133,321	145,851
2005-WF1, 5.330%, 11/25/2034 (b)	2,742,380	2,764,920
2005-1, 3.128%, 04/25/2035 (c)	1,216,552	1,193,207
2005-2, 3.268%, 05/25/2035 (c)	1,640,620	1,659,298
2005-7, 3.327%, 09/25/2035 (c)	1,604,835	1,481,062
CitiMortgage Alternative Loan Trust
2006-A1, 5.250%, 03/25/2021	82,622	83,194

2007-A4, 5.500%, 04/25/2022	55,462	56,009
2006-A2, 1.929% (1 Month LIBOR USD + 0.600%), 05/25/2036 (a)	1,031,879	838,634
2006-A3, 1.928% (1 Month LIBOR USD + 0.600%), 07/25/2036 (a)	357,974	294,412
2006-A4, 6.000%, 09/25/2036	2,210,297	2,130,482
2007-A1, 6.000%, 01/25/2037	1,227,029	1,157,457
COMM Mortgage Trust
2014-CR16, 4.582%, 04/10/2047	4,664,000	4,903,320
2014-CR18, 4.456%, 07/15/2047 (c)	4,024,000	4,197,410
2013-CR11, 1.296%, 08/10/2050 (c)(d)	47,868,199	2,178,266
Credit Suisse First Boston Mortgage-Backed Pass Through Certificates
2004-8, 5.500%, 12/25/2034	790,042	759,091
2005-3, 5.500%, 07/25/2035	851,618	854,713
2005-10, 5.500%, 11/25/2035	3,389,491	3,325,422
2005-10, 6.000%, 11/25/2035	465,837	286,187
Credit Suisse First Boston Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	3,063,210	2,561,475
Credit Suisse Mortgage-Backed Trust
2004-7, 5.250%, 10/25/2019	16,262	16,454
2006-2, 6.000%, 03/25/2036	2,393,645	1,786,988
CSAIL Commercial Mortgage Trust
2015-C3, 1.003%, 08/15/2048 (c)(d)	68,319,013	2,960,153
2015-C1, 4.044%, 04/15/2050 (c)	2,490,000	2,544,556
2017-C8, 0.465%, 06/15/2050 (c)(d)	74,773,000	2,360,038
CSMC
2007-4R, 10.819%, 10/26/2036 (c)	377,134	326,636
CSMC Mortgage-Backed Trust
2007-5, 5.000%, 10/25/2024	49,044	49,925
2007-5, 6.000%, 10/25/2024	1,266,518	1,312,268
2006-1, 5.500%, 02/25/2036	371,347	357,367
2006-1, 5.500%, 02/25/2036	105,825	104,275
2011-13R, 3.412%, 02/27/2036 (c)	5,459,013	4,624,994
2006-2, 5.750%, 03/25/2036	1,465,738	1,381,659
2006-4, 6.000%, 05/25/2036	495,835	424,963
2006-4, 6.000% (1 Month LIBOR USD + 1.000%), 05/25/2036 (a)	567,848	486,683
2006-4, 7.000%, 05/25/2036	591,122	277,389
2006-7, 6.000%, 08/25/2036	1,128,840	1,099,591
2007-2, 5.750%, 03/25/2037	263,666	231,801
2007-3, 5.500%, 04/25/2037	1,450,948	1,436,381
2007-3, 5.500%, 04/25/2037	977,623	967,808
DBJPM Mortgage Trust
2017-C6, 0.394%, 06/10/2050 (c)(d)	97,787,000	2,478,412
2017-C6, 1.184%, 06/10/2050 (c)(d)	36,120,940	2,587,509
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
2005-3, 1.829% (1 Month LIBOR USD + 0.500%), 05/25/2035 (a)	2,901,335	2,520,319
2005-6, 5.500%, 12/25/2035	2,823,153	2,590,681
Deutsche Alt-B Securities Mortgage Loan Trust
2006-AB4, 1.428% (1 Month LIBOR USD + 0.100%), 10/25/2036 (a)	1,127,939	866,273
First Horizon Alternative Mortgage Securities Trust
2005-FA10, 5.250%, 12/25/2020	89,658	86,946
2005-FA11, 5.250%, 02/25/2021	78,646	78,842
2006-FA6, 5.750%, 11/25/2021	44,060	42,557
2004-AA6, 3.057%, 01/25/2035 (c)	652,557	644,754

2006-FA1, 5.750%, 04/25/2036	3,103,746	2,612,796
2006-FA1, 6.000%, 04/25/2036	833,183	714,466
2006-FA2, 6.000%, 05/25/2036	3,171,788	2,549,765
2006-FA5, 6.250%, 08/25/2036	4,655,277	3,727,477
2006-FA6, 6.250%, 11/25/2036	1,071,864	866,264
2007-FA4, 6.250%, 08/25/2037 (c)	725,501	572,186
First Horizon Mortgage Pass-Through Trust
2006-2, 6.000%, 08/25/2036	1,747,549	1,568,578
2006-AR4, 3.252%, 01/25/2037 (c)	1,209,221	1,113,879
2007-AR1, 3.313%, 05/25/2037 (c)	929,334	794,564
2007-AR2, 3.353%, 08/25/2037 (c)	9,546,602	8,268,383
Freddie Mac Multi-family Structured Pass Through Certificates
K019, 1.817%, 03/25/2022 (c)(d)	96,277,116	5,701,762
K723, 1.079%, 08/25/2023 (c)(d)	55,022,385	2,501,257
K725, 0.845%, 01/25/2024 (c)(d)	23,814,473	908,605
K726, 1.018%, 07/25/2049 (c)(d)	27,903,721	1,291,225
K727, 0.747%, 07/25/2024 (c)(d)	42,732,065	1,458,659
K728, 0.416%, 08/25/2024 (c)(d)	65,000,000	1,601,112
K058, 1.058%, 08/25/2026 (c)(d)	14,549,122	987,880
K059, 0.437%, 09/25/2026 (c)(d)	29,133,399	695,001
K061, 0.170%, 11/25/2026 (c)(d)	72,512,000	551,700
K061, 0.305%, 11/25/2026 (c)(d)	111,966,550	1,725,102
K062, 0.299%, 12/25/2026 (c)(d)	79,423,000	1,363,185
K063, 0.426%, 01/25/2027 (c)(d)	70,467,122	1,664,955
K064, 0.745%, 03/25/2027 (c)(d)	32,942,898	1,581,065
K065, 0.688%, 05/25/2027 (c)(d)	34,315,800	1,632,619
K066, 0.891%, 06/25/2027 (c)(d)	32,188,115	1,933,508
KW03, 0.986%, 06/25/2027 (c)(d)	16,486,783	997,996
K067, 0.579%, 07/25/2027 (c)(d)	41,043,684	1,967,716
K068, 0.569%, 08/25/2027 (c)(d)	25,788,138	940,896
K069, 0.369%, 09/25/2027 (c)(d)	31,000,000	1,003,281
GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	87,926	87,408
GS Mortgage Securities Trust
2013-GC14, 4.936%, 08/10/2046 (c)	2,500,000	2,365,711
GS Mortgage Securities Corp. II
2017-GS8, 0.385%, 11/10/2050 (c)(d)	44,642,000	1,607,915
GSAA Home Equity Trust
2005-12, 5.069%, 09/25/2035 (c)	46,012	38,782
2006-6, 6.121%, 03/25/2036 (b)	89,542	46,970
2006-15, 6.192%, 09/25/2036 (b)	2,459,263	1,294,955
2006-18, 5.682%, 11/25/2036 (b)	2,345,689	1,167,176
2007-7, 1.509% (1 Month LIBOR USD + 0.180%), 07/25/2037 (a)	3,905,418	3,750,815
GSAA Trust
2005-1, 5.760%, 11/25/2034 (b)	2,000,000	2,026,339
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	157,220	162,822
2004-15F, 6.000%, 12/25/2034	4,014,965	4,295,596
2005-1F, 6.000%, 01/25/2035	40,257	40,729
2005-AR4, 3.553%, 07/25/2035 (c)	880,357	820,419
2005-6F, 5.250%, 07/25/2035	218,043	227,432
2005-7F, 6.000%, 09/25/2035	64,716	68,901

2005-AR5, 3.548%, 10/25/2035 (c)	1,094,724	1,103,632
2005-AR7, 3.635%, 11/25/2035 (c)	649,812	643,696
2005-9F, 6.000%, 01/25/2036	887,517	777,117
2006-2F, 5.750%, 02/25/2036	1,182,630	1,142,755
HarborView Mortgage Loan Trust
2006-6, 3.684%, 08/19/2036 (c)	1,295,479	1,192,684
Homebanc Mortgage Trust
2006-1, 3.139%, 04/25/2037 (c)	817,110	765,641
Impac CMB Trust
2005-5, 1.829% (1 Month LIBOR USD + 0.500%), 08/25/2035 (a)	1,382,254	1,290,294
Impac Secured Assets CMN Owner Trust
2004-2, 4.259%, 08/25/2034 (b)	1,097,988	1,093,696
IndyMac IMSC Mortgage Loan Trust
2007-AR1, 3.432%, 06/25/2037 (c)	745,415	663,321
IndyMac INDA Mortgage Loan Trust
2007-AR1, 3.606%, 03/25/2037 (c)	721,377	705,951
IndyMac INDX Mortgage Loan Trust
2005-AR3, 3.528%, 04/25/2035 (c)	2,008,676	1,883,708
2005-AR23, 3.311%, 11/25/2035 (c)	2,260,484	1,984,702
2005-AR35, 3.268%, 02/25/2036 (c)	1,856,359	1,585,808
2006-AR3, 3.308%, 03/25/2036 (c)	7,411,627	6,707,496
2006-AR25, 3.355%, 09/25/2036 (c)	3,564,743	3,346,790
2006-AR25, 3.603%, 09/25/2036 (c)	3,658,890	3,184,357
JP Morgan Alternative Loan Trust
2005-S1, 5.500%, 12/25/2035	196,585	200,327
2005-S1, 5.500%, 12/25/2035	147,996	150,814
2006-S2, 6.050%, 05/25/2036 (b)	15,876	15,878
2006-A5, 3.161%, 10/25/2036 (c)	3,274,030	3,379,310
2008-R4, 6.000%, 12/27/2036	4,006,153	3,282,055
JP Morgan Chase Commercial Mortgage Securities Trust
2007-CBC20, 0.000%, 02/12/2051 (c)(d)	19,755,170	198
JP Morgan Mortgage Trust
2004-A6, 3.355%, 12/25/2034 (c)	412,950	392,918
2005-S3, 5.750%, 01/25/2036	83,927	72,647
JP Morgan Resecuritization Trust
2009-7, 5.366%, 07/27/2037 (c)	992,907	1,008,157
JPMBB Commercial Mortgage Securities Trust
2013-C12, 4.228%, 07/15/2045 (c)	3,000,000	2,745,558
2015-C32, 0.500%, 11/15/2048 (c)(d)	23,066,000	738,509
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.269%, 03/15/2050 (c)(d)	19,785,921	1,384,569
2017-JP6, 0.780%, 07/15/2050 (c)(d)	68,830,000	3,823,927
JPMDB Commercial Mortgage Securities Trust
2017-C7, 1.059%, 10/15/2050 (c)(d)	24,989,338	1,680,738
LCCM Mortgage Trust
2017-LC26, 1.697%, 07/12/2050 (c)(d)	36,868,304	3,764,409
Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	2,804,442	2,539,761
2005-2, 5.750%, 12/25/2035	1,162,967	1,056,731
2005-3, 1.829% (1 Month LIBOR USD + 0.500%), 01/25/2036 (a)	1,653,290	1,202,711
2005-3, 3.423% (1 Month LIBOR USD + 4.750%), 01/25/2036 (a)(d)	1,653,291	213,008
2005-3, 5.500%, 01/25/2036	415,666	354,486

2006-1, 5.500%, 02/25/2036	722,550	658,654
2006-2, 5.825%, 04/25/2036 (c)	64,536	59,737
2007-4, 5.750%, 05/25/2037	3,833,738	3,135,143
2007-4, 5.750%, 05/25/2037	1,754,571	1,434,848
2007-5, 6.000%, 06/25/2037	3,516,259	2,354,609
2007-6, 5.366%, 07/25/2037 (c)	170,101	135,778
Lehman XS Trust
2005-6, 5.420%, 11/25/2035 (b)	2,438,056	2,442,675
MASTR Adjustable Rate Mortgages Trust
2004-4, 3.248%, 05/25/2034 (c)	156,010	148,662
2005-1, 3.342%, 02/25/2035 (c)	200,413	199,556
MASTR Alternative Loan Trust
2003-5, 5.904%, 08/25/2033 (c)	1,608,597	1,530,558
2003-7, 6.250%, 11/25/2033	578,381	597,585
2004-6, 5.500%, 07/25/2034	768,356	791,062
2004-6, 6.000%, 07/25/2034	472,282	489,037
2004-11, 6.500%, 10/25/2034	1,689,966	1,836,484
2005-6, 5.500%, 12/25/2035	798,982	772,443
2006-3, 6.500%, 07/25/2036	1,470,313	990,528
MASTR Asset Securitization Trust
2006-1, 1.779% (1 Month LIBOR USD + 0.450%), 05/25/2036 (a)	1,082,787	610,191
Merrill Lynch Mortgage Investors Trust MLMI
2005-A5, 3.151%, 06/25/2035 (c)	1,249,087	1,231,168
2005-A7, 3.698%, 09/25/2035 (c)	13,230,597	12,794,909
Morgan Stanley Bank of America Merrill Lynch Trust
2016-C31, 0.792%, 11/15/2049 (c)(d)	42,199,000	2,145,152
2016-C31, 1.464%, 11/15/2049 (c)(d)	21,212,500	2,027,582
2017-C34, 0.271%, 11/15/2052 (c)(d)	85,921,500	1,464,609
2017-C34, 0.974%, 11/15/2052 (c)(d)	22,389,003	1,388,291
2017-C34, 4.111%, 11/15/2052 (c)	1,314,000	1,347,385
Morgan Stanley Capital I Trust
2016-BNK2, 0.681%, 11/15/2049 (c)(d)	42,650,000	1,873,657
2017-H1, 1.619%, 06/15/2050 (c)(d)	14,708,684	1,407,092
Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	523,468	517,250
2006-2, 6.500%, 02/25/2036	216,628	178,931
2006-11, 6.000%, 08/25/2036	2,790,988	2,629,882
2006-11, 6.000%, 08/25/2036	2,058,318	1,686,260
2007-8XS, 6.000%, 04/25/2037 (c)	1,840,913	1,142,718
2007-3XS, 5.763%, 01/25/2047 (b)	8,863,835	4,706,234
Nomura Asset Acceptance Corp. Alternative Loan Trust
2005-WF1, 5.159%, 03/25/2035 (b)	573,855	594,236
2007-1, 5.669%, 03/25/2047 (b)	1,763,786	1,555,963
2007-1, 5.995%, 03/25/2047 (b)	1,295,418	1,142,475
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (c)	934,261	956,308
Ownit Mortgage Loan Trust
2006-2, 5.633%, 01/25/2037 (b)	1,256,084	1,254,655
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	7,852	7,874
RALI Trust
2005-QS3, 5.000%, 03/25/2020	434,978	434,933

2007-QS4, 5.500%, 04/25/2022	12,722	12,851
2004-QS7, 0.000%, 05/25/2034 (e)	1,411,017	1,231,816
2004-QA4, 4.525%, 09/25/2034 (c)	344,131	315,837
2005-QS2, 5.500%, 02/25/2035	1,585,676	1,570,233
2006-QA1, 5.100%, 01/25/2036 (c)	1,185,912	1,077,206
2006-QS1, 5.750%, 01/25/2036	503,360	478,863
2006-QS6, 6.000%, 06/25/2036	985,125	919,895
2006-QS9, 2.029% (1 Month LIBOR USD + 0.700%), 07/25/2036 (a)	3,527,060	2,517,793
2006-QS13, 6.000%, 09/25/2036	5,415,282	4,841,872
2006-QS17, 1.679% (1 Month LIBOR USD + 0.350%), 12/25/2036 (a)	2,269,304	1,645,450
2006-QS17, 6.000%, 12/25/2036	900,112	791,421
2007-QS1, 1.879% (1 Month LIBOR USD + 0.550%), 01/25/2037 (a)	2,275,434	1,745,917
2007-QS1, 5.750%, 01/25/2037	321,111	296,839
2007-QS1, 6.000%, 01/25/2037	2,805,027	2,625,979
2007-QS6, 6.000%, 04/25/2037	6,376,936	6,079,495
2007-QS9, 6.500%, 07/25/2037	7,014,981	6,396,104
2007-QS10, 6.500%, 09/25/2037	676,135	601,940
RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036	8,982,786	7,595,950
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	5,750,167	5,805,311
Residential Asset Securitization Trust
2004-R2, 5.500%, 08/25/2034	3,669,999	3,738,186
2005-A5, 5.500%, 05/25/2035	2,038,601	1,993,494
2005-A8, 5.375%, 07/25/2035	1,709,654	1,531,042
2005-A11, 5.500%, 10/25/2035	242,302	234,692
2005-A11, 6.000%, 10/25/2035	551,218	444,107
2006-A10, 1.979% (1 Month LIBOR USD + 0.650%), 09/25/2036 (a)	14,292,951	6,312,932
2006-A10, 4.521% (1 Month LIBOR USD + 5.850%), 09/25/2036 (a)(d)	14,292,951	3,639,284
2006-A15, 1.929% (1 Month LIBOR USD + 0.600%), 01/25/2037 (a)	22,198,393	10,331,641
2006-A15, 4.321% (1 Month LIBOR USD + 5.650%), 01/25/2037 (a)(d)	22,198,393	5,151,559
RFMSI Trust
2006-S10, 5.500%, 10/25/2021	58,658	58,633
2005-SA4, 3.857%, 09/25/2035 (c)	3,368,611	3,327,925
2005-SA4, 5.230%, 09/25/2035 (a)	3,914,651	3,552,550
2005-S8, 5.500%, 11/25/2035	6,045,572	5,930,335
2006-S5, 6.000%, 06/25/2036	188,287	187,177
2006-S5, 6.000%, 06/25/2036	1,097,136	1,090,671
2006-S6, 6.000%, 07/25/2036	155,245	151,833
2006-S6, 6.000%, 07/25/2036	1,634,833	1,598,910
2006-S7, 6.250%, 08/25/2036	3,033,634	2,949,768
SG Commercial Mortgage Securities Trust
2016-C5, 1.074%, 10/10/2048 (c)(d)	17,959,500	1,265,252
STARM Mortgage Loan Trust
2007-S1, 3.729%, 01/25/2037 (c)	1,284,250	1,222,504
2007-2, 3.592%, 04/25/2037 (c)	1,569,457	1,281,363
Structured Adjustable Rate Mortgage Loan Trust
2005-21, 3.612%, 11/25/2035 (c)	4,507,692	3,961,392
2005-21, 3.621%, 11/25/2035 (c)	1,100,534	1,024,192
2006-1, 3.329%, 02/25/2036 (c)	836,591	746,151
2006-1, 3.443%, 02/25/2036 (c)	2,045,077	1,974,571

2006-4, 3.586%, 05/25/2036 (c)	1,408,357	1,220,260
2006-12, 3.585%, 01/25/2037 (c)	1,490,519	1,300,465
2007-9, 3.073% (6 Month LIBOR USD + 1.500%), 10/25/2037 (c)	1,744,696	1,511,300
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2004-18H, 4.750%, 10/25/2034	918,214	944,747
Structured Asset Securities Corp. Trust
2005-17, 5.500%, 10/25/2035	679,906	698,978
Suntrust Alternative Loan Trust
2005-1F, 6.000%, 12/25/2035	6,206,846	6,136,038
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	260,451	221,912
Thornburg Mortgage Securities Trust
2004-1, 2.817%, 03/25/2044 (c)	64,375	62,098
UBS Commercial Mortgage Trust
2012-C1, 5.730%, 05/10/2045 (c)	2,000,000	2,012,176
2017-C1, 1.060%, 06/15/2050 (c)(d)	13,000,000	985,921
2017-C1, 1.774%, 06/15/2050 (c)(d)	8,766,345	987,048
2017-C3, 0.487%, 08/15/2050 (c)(d)	67,762,500	2,516,449
2017-C3, 1.289%, 08/15/2050 (c)(d)	24,949,754	1,941,031
2017-C2, 1.308%, 08/15/2050 (c)(d)	31,022,410	2,536,743
2017-C4, 0.519%, 10/15/2050 (c)(d)	70,939,500	2,763,675
UBS-Barclays Commercial Mortgage Trust
2012-C2, 1.527%, 05/10/2063 (c)(d)	25,943,994	1,288,498
WaMu Mortgage Pass-Through Certificates
2004-S2, 6.000%, 06/25/2034	151,929	160,162
2007-HY7, 3.265%, 07/25/2037 (c)	619,174	527,751
Washington Mutual Mortgage Pass-Through Certificates
2005-6, 6.500%, 08/25/2035	749,831	717,813
2005-9, 5.500%, 11/25/2035	979,632	909,417
2007-HY2, 3.358%, 04/25/2037 (c)	2,447,626	1,900,334
Wells Fargo Alternative Loan Trust
2007-PA1, 6.000%, 03/25/2037	2,049,960	1,947,927
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 3.658%, 05/15/2048 (c)	1,180,000	1,180,545
2016-LC24, 1.161%, 10/15/2049 (c)(d)	11,717,835	887,738
2017-RB1, 0.877%, 03/15/2050 (c)(d)	38,474,561	2,369,968
2017-C39, 1.293%, 09/15/2050 (c)(d)	23,239,230	1,924,173
2017-C40, 1.147%, 10/15/2050 (c)(d)	22,710,947	1,592,796
2017-C41, 1.240%, 11/15/2050 (c)(d)	43,209,143	4,000,000
2017-C41, 4.188%, 11/15/2050 (c)	5,000,000	5,149,890
Wells Fargo Mortgage Backed Securities Trust
2005-AR5, 3.286%, 04/25/2035 (c)	1,225,443	1,231,615
2005-AR4, 3.357%, 04/25/2035 (c)	889,519	897,577
2005-7, 5.250%, 09/25/2035	668,000	671,115
2005-9, 5.250%, 10/25/2035	291,995	293,650
2005-9, 5.500%, 10/25/2035	1,323,212	1,353,060
2005-12, 5.500%, 11/25/2035	1,154,992	1,179,394
2006-4, 2.029% (1 Month LIBOR USD + 0.700%), 04/25/2036 (a)	549,555	533,062
2006-4, 5.750%, 04/25/2036	652,109	658,704
2006-11, 6.000%, 09/25/2036	683,073	657,419
2006-AR18, 3.689%, 11/25/2036 (c)	386,793	380,550
2007-10, 6.000%, 07/25/2037	1,013,460	1,010,979
2007-12, 5.500%, 09/25/2037	965,094	967,839

2007-13, 6.000%, 09/25/2037	809,189	817,134
WFRBS Commercial Mortgage Trust
2012-C8, 5.057%, 08/15/2045 (c)	2,500,000	2,423,067
2012-C9, 4.952%, 11/15/2045 (c)	3,936,000	3,799,425
TOTAL MORTGAGE BACKED SECURITIES (Cost $630,543,947)		631,386,599

MUNICIPAL BONDS - 36.31%
Alabama - 0.25%
City of Mobile, AL
2.739%, 02/15/2024	3,000,000	2,987,280
Alaska - 0.12%
Borough of North Slope, AK
5.426%, 06/30/2023	1,245,000	1,384,465
Arizona - 0.25%
City of Phoenix Civic Improvement Corp.
5.500%, 07/01/2034	665,000	849,624
5.500%, 07/01/2033	910,000	1,157,383
5.500%, 07/01/2031	730,000	917,362
		2,924,369
California - 4.41%
Monrovia School Facilities Grant Financing Authority
7.000%, 06/01/2027	2,010,000	2,354,112
Citrus Community College District
0.000%, 06/01/2033	1,000,000	599,520
City of Industry, CA
4.000%, 01/01/2028	2,860,000	2,951,177
City of Los Angeles Department of Airports
5.000%, 05/15/2033	3,425,000	3,996,701
City of Los Angeles, CA
3.000%, 09/01/2026	4,320,000	4,316,414
City of Los Angeles, CA Wastewater System Revenue
2.857%, 06/01/2024	2,750,000	2,786,107
City of Oakland, CA
3.000%, 01/15/2027	3,100,000	3,068,101
City of Santa Maria, CA Water & Wastewater Revenue
0.000%, 08/01/2022	650,000	575,556
City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,619,712
City of Union City, CA
0.000%, 07/01/2025	2,105,000	1,536,608
Clovis Unified School District
0.000%, 08/01/2028	3,000,000	2,221,200
0.000%, 08/01/2027	1,125,000	865,800
County of Sonoma, CA
6.000%, 12/01/2029	7,005,000	8,310,172
M-S-R Energy Authority
7.000%, 11/01/2034	3,500,000	5,002,795
Oakland Alameda County Coliseum Authority
3.643%, 02/01/2025	3,000,000	3,100,290
Palmdale Elementary School District
0.000%, 08/01/2029	540,000	364,916

Poway Unified School District
0.000%, 08/01/2034	5,360,000	3,011,998
San Rafael City Elementary School District
0.000%, 08/01/2029	3,025,000	2,132,867
State of California
5.250%, 08/01/2032	1,875,000	2,420,475
Yosemite Community College District
0.000%, 08/01/2034	1,000,000	583,520
		51,818,041
Colorado - 0.29%
Board of Governors of Colorado State University System
5.000%, 03/01/2029	1,105,000	1,348,763
Colorado Educational & Cultural Facilities Authority
3.285%, 03/01/2028	1,000,000	997,300
Colorado Health Facilities Authority
5.000%, 12/01/2019	1,050,000	1,055,008
		3,401,071
Connecticut - 0.38%
State of Connecticut Special Tax Revenue
5.000%, 09/01/2036	4,000,000	4,496,360
District of Columbia - 0.90%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	7,000,000	10,538,920
Florida - 0.98%
City of Gainesville, FL
0.000%, 10/01/2028	1,300,000	826,436
0.000%, 10/01/2027	4,610,000	3,074,225
County of Broward, FL Airport System Revenue
5.000%, 10/01/2047	1,000,000	1,153,410
County of Miami-Dade, FL
0.000%, 10/01/2034	755,000	956,547
Greater Orlando Aviation Authority
5.000%, 10/01/2042	1,850,000	2,138,896
5.000%, 10/01/2035	2,000,000	2,332,560
Seminole County Industrial Development Authority
0.000%, 12/28/2021	580,000	648,730
0.000%, 12/28/2021	325,000	355,644
		11,486,448
Hawaii - 0.35%
City & County of Honolulu, HI
5.000%, 10/01/2030	1,995,000	2,511,785
State of Hawaii Airports System Revenue
3.025%, 07/01/2025	400,000	400,440
3.125%, 07/01/2026	645,000	647,373
3.225%, 07/01/2027	600,000	602,640
		4,162,238
Illinois - 2.64%
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2022	660,000	575,883
Chicago Board of Education
0.000%, 12/01/2022	1,640,000	1,426,767
Chicago O'Hare International Airport
5.000%, 01/01/2037	1,000,000	1,134,880

City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	2,240,000	2,743,328
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee
0.000%, 02/01/2025	275,000	201,396
0.000%, 02/01/2023	850,000	708,603
Illinois Finance Authority
5.000%, 07/01/2035	2,750,000	3,217,390
5.000%, 08/15/2035	1,485,000	1,714,611
Kendall & Kane Counties Community Unit School District No. 115
0.000%, 01/01/2022	2,340,000	2,099,424
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2033	5,000,000	2,528,000
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	2,500,000	2,809,700
Regional Transportation Authority
6.000%, 07/01/2033	5,000,000	6,482,500
South Suburban College Community School District No. 510
0.000%, 12/01/2022	1,000,000	867,840
Southwestern Illinois Development Authority
7.030%, 04/15/2032	675,000	735,858
State of Illinois
5.750%, 01/01/2037	3,000,000	3,509,250
Will County Elementary School District No. 122
5.250%, 10/01/2023	265,000	279,040
		31,034,470
Indiana - 1.85%
Indiana Finance Authority
5.000%, 10/01/2041	4,290,000	4,911,364
Indiana Municipal Power Agency
5.000%, 01/01/2039	2,535,000	2,917,836
5.000%, 01/01/2036	6,340,000	7,333,858
5.000%, 01/01/2042	4,205,000	4,840,039
Northern Indiana Commuter Transportation District
5.000%, 07/01/2035	1,570,000	1,794,337
		21,797,434
Kentucky - 0.87%
County of Warren, KY
3.921%, 12/01/2031	750,000	747,068
4.397%, 12/01/2038	1,500,000	1,543,665
Kentucky State Property & Building Commission
5.000%, 02/01/2032	1,150,000	1,301,075
Louisville Regional Airport Authority
3.483%, 07/01/2023	1,000,000	1,027,290
3.683%, 07/01/2024	5,450,000	5,653,558
		10,272,656
Louisiana - 0.10%
City of New Orleans, LA
8.800%, 12/01/2039	1,000,000	1,134,470
Massachusetts - 0.05%
Massachusetts State College Building Authority
5.932%, 05/01/2040	490,000	602,450

Michigan - 1.69%
Comstock Park Public Schools
2.750%, 05/01/2023	1,500,000	1,514,910
Detroit City School District
5.250%, 05/01/2027	1,065,000	1,266,860
7.747%, 05/01/2039	2,170,000	3,096,395
Michigan Finance Authority
2.610%, 11/01/2025	2,180,000	2,084,407
2.710%, 11/01/2026	4,000,000	3,805,600
6.396%, 09/01/2024	1,330,000	1,588,272
Romeo Community School District
5.000%, 05/01/2036	995,000	1,139,504
Ypsilanti School District
2.620%, 05/01/2023	5,500,000	5,363,545
		19,859,493
Minnesota - 0.98%
City of Rochester, MN
5.000%, 11/15/2035	6,000,000	7,675,200
5.000%, 11/15/2033	3,000,000	3,808,620
		11,483,820
Missouri - 0.30%
St. Louis School District
5.950%, 04/01/2024	235,000	270,664
6.100%, 04/01/2025	2,750,000	3,234,275
		3,504,939
Nevada - 0.17%
Clark County School District
5.510%, 06/15/2024	1,830,000	2,023,468
New Jersey - 1.51%
New Jersey Economic Development Authority
0.000%, 02/15/2025	735,000	536,955
0.000%, 02/15/2023	6,335,000	5,281,426
New Jersey Educational Facilities Authority
2.504%, 07/01/2023	1,355,000	1,314,716
New Jersey Institute of Technology
3.323%, 07/01/2024	2,985,000	3,046,640
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	10,135,000	7,562,838
		17,742,575
New York - 4.13%
City of New York, NY
5.000%, 12/01/2037	10,000,000	11,660,300
Dutchess County Local Development Corp.
4.550%, 07/01/2022	1,055,000	1,092,938
Monroe County Industrial Development Corp.
3.622%, 07/01/2024	2,525,000	2,595,018
New York City Transitional Finance Authority Building Aid Revenue
4.800%, 07/15/2026	4,000,000	4,373,480
New York City Transitional Finance Authority Future Tax Secured Revenue
2.850%, 02/01/2024	5,480,000	5,504,441
3.010%, 08/01/2024	2,370,000	2,400,383
3.150%, 11/01/2025	1,075,000	1,091,351
5.000%, 08/01/2038	10,000,000	11,766,800

New York Liberty Development Corp.
5.250%, 10/01/2035	1,000,000	1,265,810
New York State Environmental Facilities Corp.
2.620%, 01/15/2024	700,000	694,638
New York State Urban Development Corp.
3.120%, 03/15/2025	5,000,000	5,044,000
3.420%, 03/15/2028	1,080,000	1,099,991
		48,589,150
Ohio - 0.85%
Cincinnati City School District
5.250%, 12/01/2031	2,685,000	3,420,690
5.250%, 12/01/2030	2,100,000	2,659,734
County of Cuyahoga, OH
2.876%, 07/01/2025	1,000,000	993,930
2.976%, 07/01/2026	1,250,000	1,250,925
Ohio Air Quality Development Authority
4.500%, 01/15/2048	1,000,000	1,040,250
Sycamore Community City School District
5.850%, 12/01/2028	500,000	596,240
		9,961,769
Oregon - 0.17%
Washington County School District No. 15 Forest Grove
5.909%, 06/15/2026	1,640,000	1,967,410
Pennsylvania - 3.51%
Berks County Industrial Development Authority
3.950%, 05/15/2024	720,000	725,105
4.450%, 05/15/2027	800,000	805,384
Carbon County Hospital Authority
3.377%, 11/15/2023	1,000,000	1,019,140
3.677%, 11/15/2025	1,000,000	1,028,660
City of York, PA
0.000%, 02/01/2023	740,000	644,843
Delaware Valley Regional Finance Authority
5.500%, 08/01/2028	4,085,000	4,948,242
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2026	1,025,000	1,214,655
5.000%, 12/31/2030	1,000,000	1,150,980
5.201%, 06/15/2020	1,290,000	1,368,703
Pennsylvania State Higher Education Facilities Authority
5.000%, 08/15/2042	4,000,000	4,583,960
Pennsylvania Turnpike Commission
0.000%, 12/01/2038	2,865,000	3,646,687
0.000%, 12/01/2030	2,415,000	3,065,649
5.000%, 12/01/2035	5,000,000	5,727,650
6.250%, 06/01/2033	4,925,000	6,226,727
Philadelphia Authority for Industrial Development
0.000%, 04/15/2022	5,837,000	5,079,241
		41,235,626
Puerto Rico - 0.01%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 08/01/2032	3,850,000	151,960

South Carolina - 0.62%
City of Greer, SC Combined Utility Revenue
5.500%, 09/01/2032	2,000,000	2,591,900
South Carolina Public Service Authority
2.388%, 12/01/2023	5,000,000	4,641,050
		7,232,950
Tennessee - 0.37%
Memphis-Shelby County Industrial Development Board
4.700%, 07/01/2027	250,000	264,840
State of Tennessee
4.182%, 08/01/2031	3,625,000	4,039,881
		4,304,721
Texas - 6.33%
Central Texas Turnpike System
0.000%, 08/15/2027	2,400,000	1,827,528
City of Dallas, TX
0.000%, 02/15/2030	1,910,000	1,169,990
0.000%, 02/15/2026	2,525,000	1,890,215
City of Dallas, TX Waterworks & Sewer System Revenue
5.000%, 10/01/2036	5,400,000	6,341,490
City of El Paso, TX
5.000%, 08/15/2035	3,085,000	3,579,741
City of Houston, TX
6.290%, 03/01/2032	5,200,000	6,245,980
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,801,105
Cleburne Independent School District
5.000%, 02/15/2041	10,710,000	12,416,210
County of Galveston, TX
5.905%, 02/01/2029	2,580,000	3,052,063
Dallas Area Rapid Transit
5.250%, 12/01/2030	835,000	1,063,848
El Paso Independent School District
1.550%, 08/15/2025	6,175,000	5,554,042
New Hope Cultural Education Facilities Corp.
4.000%, 08/01/2020	625,000	630,887
North Texas Tollway Authority
0.000%, 01/01/2031	6,945,000	4,550,364
5.000%, 01/01/2034	1,000,000	1,220,560
State of Texas
3.201%, 10/01/2026	5,000,000	5,127,000
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/2026	5,150,000	6,269,610
Texas Public Finance Authority
8.250%, 07/01/2024	3,000,000	3,114,240
University of Houston
2.800%, 02/15/2024	6,570,000	6,527,821
		74,382,694
Utah - 0.08%
Ogden City Redevelopment Agency
3.000%, 04/01/2023	1,000,000	1,001,770

Virginia - 0.09%
Virginia Small Business Financing Authority
5.000%, 12/31/2056	1,000,000	1,108,210
Washington - 0.49%
Chelan County Public Utility District No. 1
0.000%, 06/01/2029	3,670,000	2,594,690
Port of Seattle, WA
2.836%, 05/01/2024	3,185,000	3,195,479
		5,790,169
West Virginia - 0.69%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	6,000,000	5,813,220
West Virginia University
0.000%, 04/01/2030	3,460,000	2,325,466
		8,138,686
Wisconsin - 0.88%
Public Finance Authority
3.930%, 12/15/2025	1,660,000	1,700,521
5.000%, 03/01/2041	4,850,000	5,489,084
5.000%, 05/15/2032	1,275,000	1,389,189
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2034	1,500,000	1,741,920
		10,320,714
TOTAL MUNICIPAL BONDS (Cost $421,495,612)		426,840,796

	Number of
	Shares	Value
PREFERRED STOCKS - 0.07%
Finance and Insurance - 0.07%
MB Financial, Inc.
6.00%	35,000	897,750
TOTAL PREFERRED STOCKS (Cost $875,000)		897,750

US GOVERNMENT NOTES/BONDS - 2.94%
United States Treasury Notes/Bonds
1.875%, 09/30/2022	15,000,000	14,819,238
2.125%, 09/30/2024	20,000,000	19,770,313
TOTAL US GOVERNMENT NOTES/BONDS (Cost $34,912,650)		34,589,551

CLOSED-END MUTUAL FUNDS - 0.30%
BlackRock Investment Quality Municipal Trust, Inc.	6,000	87,180
Invesco High Income Trust II	143,246	2,101,419
Invesco Municipal Opportunity Trust	30,000	367,800
Nuveen Quality Municipal Income Fund	67,127	929,037
TOTAL CLOSED-END MUTUAL FUNDS (Cost $3,379,384)		3,485,436

SHORT-TERM INVESTMENTS - 2.85%
First American Treasury Obligations Fund - Class Z, 0.998% (f)	33,456,401	33,456,401
TOTAL SHORT-TERM INVESTMENTS (Cost $33,456,401)		33,456,401

Total Investments (Cost $1,182,558,401) - 101.23%		1,190,026,018
Liabilities in Excess of Other Assets - (1.23)%		(14,493,159)
TOTAL NET ASSETS - 100.00%		$1,175,532,859

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2017.
(b)	Step-up bond; the rate shown represents the rate as of November 30, 2017.
(c)	Variable rate security; the rate shown represents the rate at November 30, 2017.
The coupon is based on an underlying pool of loans.
(d)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(e)	Represents a principal-only security that entitles holders to receive only prinicpal payments on underlying mortgages.
(f)	Seven day yield as of November 30, 2017.

Performance Trust Municipal Bond Fund
Schedule of Investments
November 30, 2017 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 97.14%
Alabama - 0.59%
Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	$1,203,578
Arizona - 0.64%
Arizona Industrial Development Authority
5.000%, 07/01/2051	340,000	350,958
Florence Town, Inc. Industrial Development Authority
5.000%, 07/01/2023	385,000	408,693
Industrial Development Authority of the City of Phoenix
5.000%, 06/01/2027	500,000	554,365
		1,314,016
Arkansas - 0.56%
Arkansas Development Finance Authority
5.000%, 02/01/2022	400,000	444,908
Pulaski County Public Facilities Board
5.250%, 07/01/2024	675,000	710,910
		1,155,818
California - 11.20%
California Statewide Communities Development Authority
5.000%, 08/15/2028	750,000	890,002
City of Los Angeles Department of Airports
5.000%, 05/15/2033	1,000,000	1,166,920
Clovis Unified School District
0.000%, 08/01/2028	2,000,000	1,480,800
Corona-Norco Unified School District
0.000%, 08/01/2024	480,000	411,662
El Segundo Unified School District
0.000%, 08/01/2023	545,000	482,074
Foothill-Eastern Transportation Corridor Agency
0.000%, 01/15/2023	500,000	438,345
M-S-R Energy Authority
7.000%, 11/01/2034	1,160,000	1,658,069
Norman Y Mineta San Jose International Airport SJC
5.000%, 03/01/2041	750,000	867,630
Palmdale Elementary School District
0.000%, 08/01/2028	500,000	354,230
Redondo Beach Unified School District
0.000%, 08/01/2031	900,000	941,148
San Diego County Regional Airport Authority
5.000%, 07/01/2042	250,000	291,565
San Francisco City & County Airport Commission
5.000%, 05/01/2041	1,500,000	1,727,475
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/2029	550,000	638,699
San Juan Unified School District
0.000%, 08/01/2022	500,000	454,470

San Rafael City Elementary School District
0.000%, 08/01/2029	2,000,000	1,410,160
Saratoga Union School District
0.000%, 09/01/2023	510,000	452,610
Simi Valley Unified School District
5.000%, 08/01/2027	1,000,000	1,247,340
St. Helena Unified School District
0.000%, 06/01/2036	2,150,000	2,156,644
State of California
5.000%, 08/01/2036	5,000,000	5,895,100
		22,964,943
Colorado - 3.62%
City & County of Denver, CO Airport System Revenue
5.250%, 11/15/2028	500,000	583,355
E-470 Public Highway Authority
0.000%, 09/01/2023	270,000	235,972
0.000%, 09/01/2022	700,000	635,474
Regional Transportation District
5.000%, 11/01/2034	5,000,000	5,965,000
		7,419,801
Connecticut - 1.78%
Connecticut State Health & Educational Facility Authority
2.875%, 09/01/2020	900,000	900,225
5.000%, 07/01/2026	345,000	378,096
State of Connecticut Clean Water Fund - State Revolving Fund
5.000%, 05/01/2035	2,000,000	2,368,940
		3,647,261
District of Columbia - 3.71%
District of Columbia
5.000%, 06/01/2041	5,000,000	5,864,700
Metropolitan Washington Airports Authority
5.000%, 10/01/2032	1,500,000	1,755,120
		7,619,820
Florida - 6.77%
City of Belle Isle, FL
5.500%, 10/01/2022	525,000	554,726
City of Hialeah, FL
5.000%, 12/01/2029	500,000	588,850
City of Lakeland, FL Department of Electric Utilities
5.250%, 10/01/2028	1,000,000	1,270,240
City of Orlando, FL
5.000%, 11/01/2038	1,000,000	1,151,780
County of Broward, FL Airport System Revenue
5.000%, 10/01/2047	500,000	576,705
County of Miami-Dade Seaport Department
5.750%, 10/01/2028	545,000	632,745
County of Miami-Dade, FL
5.250%, 10/01/2030	1,000,000	1,261,500
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2038	1,300,000	1,467,505
Greater Orlando Aviation Authority
5.000%, 10/01/2046	1,500,000	1,714,770

Hollywood Community Redevelopment Agency
5.000%, 03/01/2024	800,000	911,912
Key West Utility Board
5.000%, 10/01/2023	500,000	577,020
Miami Beach Health Facilities Authority
5.000%, 11/15/2023	590,000	667,898
Seminole County Industrial Development Authority
10.00%, 12/28/2021	905,000	990,332
Tampa Bay Water
6.000%, 10/01/2029	1,025,000	1,363,373
Venetian Community Development District
5.000%, 05/01/2023	145,000	150,272
		13,879,628
Georgia - 1.44%
Americus & Sumter County Hospital Authority
5.125%, 05/15/2023	400,000	422,224
City of Atlanta, GA Water & Wastewater Revenue
5.500%, 11/01/2027	1,500,000	1,835,520
Savannah Hospital Authority
5.500%, 07/01/2027	590,000	688,489
		2,946,233
Guam - 0.53%
Guam Government Waterworks Authority
5.625%, 07/01/2040	1,000,000	1,094,640
Hawaii - 2.18%
City & County of Honolulu, HI
5.000%, 10/01/2030	1,000,000	1,259,040
State of Hawaii
5.000%, 05/01/2034	2,000,000	2,383,560
University of Hawaii
5.000%, 10/01/2024	700,000	833,329
		4,475,929
Illinois - 7.20%
Boone & Winnebago Counties Community Unit School District No. 200
0.000%, 01/01/2024	1,200,000	1,003,824
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2024	475,000	393,514
0.000%, 12/01/2023	1,135,000	971,094
Chicago Board of Education
0.000%, 12/01/2022	840,000	730,783
Chicago O'Hare International Airport
5.000%, 01/01/2037	1,000,000	1,134,880
5.000%, 01/01/2029	450,000	513,752
Chicago Transit Authority
5.000%, 06/01/2024	750,000	860,745
Cook County School District No. 103 Lyons
0.000%, 12/01/2022	850,000	738,021
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee
0.000%, 02/01/2023	1,000,000	833,650

Illinois Finance Authority
0.000%, 07/15/2025	1,605,000	1,340,416
5.000%, 01/01/2034	500,000	552,620
Kendall & Kane Counties Community Unit School District No. 115
0.000%, 01/01/2021	875,000	811,134
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2026	1,930,000	1,440,359
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	1,000,000	1,123,880
Railsplitter Tobacco Settlement Authority
6.000%, 06/01/2028	580,000	652,645
State of Illinois
5.000%, 06/15/2023	1,085,000	1,222,491
Will County Community Unit School District No. 201-U Crete-Monee
0.000%, 11/01/2020	430,000	396,709
0.000%, 11/01/2020	60,000	56,822
		14,777,339
Indiana - 3.75%
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	594,240
Indiana Finance Authority
5.000%, 09/01/2036	1,000,000	1,136,470
5.500%, 11/15/2026	500,000	550,305
6.000%, 08/01/2039	1,135,000	1,214,439
Indiana Health Facility Financing Authority
5.000%, 11/15/2034	1,000,000	1,158,850
Indiana Municipal Power Agency
5.000%, 01/01/2042	1,000,000	1,151,020
Northern Indiana Commuter Transportation District
5.000%, 07/01/2033	1,130,000	1,299,737
Shelbyville Central Renovation School Building Corp.
5.000%, 07/15/2024	500,000	584,355
		7,689,416
Kentucky - 0.72%
Grant County School District Finance Corp.
1.400%, 08/01/2022	375,000	359,441
Kentucky Economic Development Finance Authority
5.000%, 05/15/2026	1,000,000	1,109,630
		1,469,071
Louisiana - 1.71%
City of Shreveport, LA Water & Sewer Revenue
5.000%, 12/01/2027	1,000,000	1,186,450
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	467,974
Louisiana Local Government Environmental Facilities & Community Development Authority
5.000%, 12/01/2025	715,000	848,884
Louisiana State Citizens Property Insurance Corp.
5.000%, 06/01/2022	500,000	566,200
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	446,120
		3,515,628
Maryland - 0.76%
City of Rockville, MD
2.500%, 11/01/2024	1,560,000	1,563,214

Massachusetts - 0.07%
Massachusetts Educational Financing Authority
4.500%, 07/01/2024	135,000	141,079
Michigan - 3.30%
Battle Creek School District
5.000%, 05/01/2037	775,000	885,701
Brandon School District
5.000%, 05/01/2032	1,550,000	1,790,141
Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,148,840
Detroit City School District
5.250%, 05/01/2027	650,000	773,201
Michigan Finance Authority
3.875%, 10/01/2023	250,000	257,418
5.000%, 05/01/2021	300,000	328,881
South Lyon Community Schools
5.000%, 05/01/2025	1,000,000	1,186,670
Sturgis Public School District
5.000%, 05/01/2024	340,000	398,378
		6,769,230
Minnesota - 2.65%
City of Minnetonka, MN
3.000%, 11/01/2034	2,000,000	1,986,220
City of Rochester, MN
5.000%, 11/15/2034	845,000	1,077,316
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2041	750,000	872,265
Housing & Redevelopment Authority of The City of St. Paul
3.375%, 05/01/2021	1,500,000	1,494,210
		5,430,011
Mississippi - 0.47%
Mississippi Development Bank
5.000%, 04/01/2026	800,000	955,424
Missouri - 0.31%
City of Kansas City, MO
0.000%, 02/01/2023	740,000	644,392
Nevada - 1.00%
City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,347,938
City of Reno, NV
5.000%, 06/01/2023	625,000	713,669
		2,061,607
New Jersey - 1.70%
Garden State Preservation Trust
5.750%, 11/01/2028	455,000	552,484
New Jersey Economic Development Authority
3.375%, 07/01/2030	1,000,000	969,500
5.000%, 06/15/2023	550,000	608,300
5.500%, 01/01/2027	300,000	347,496
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2022	500,000	556,580
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	595,000	443,995
		3,478,355

New York - 3.96%
Build NYC Resource Corp.
5.000%, 08/01/2027	300,000	349,470
5.000%, 08/01/2029	200,000	229,984
5.000%, 08/01/2024	235,000	276,336
5.000%, 08/01/2026	350,000	412,234
Housing Development Corp.
3.500%, 02/15/2048	2,250,000	2,294,573
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 08/01/2038	2,000,000	2,353,360
New York Liberty Development Corp.
5.250%, 10/01/2035	610,000	772,144
Port Authority of New York & New Jersey
5.000%, 10/15/2027	645,000	759,455
5.000%, 12/01/2032	600,000	675,162
		8,122,718
North Carolina - 0.60%
North Carolina Medical Care Commission
5.000%, 06/01/2028	500,000	619,940
Raleigh Durham Airport Authority
5.000%, 05/01/2028	525,000	612,864
		1,232,804
North Dakota - 0.60%
City of Mandan, ND
2.750%, 09/01/2041	1,240,000	1,225,814
Ohio - 6.78%
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/2023	300,000	336,090
City of Cleveland, OH
5.000%, 10/01/2037	1,000,000	1,131,810
City of Dayton, OH Airport Revenue
5.000%, 12/01/2028	1,210,000	1,394,331
Cleveland- Cuyahoga County Port Authority
5.000%, 08/01/2022	500,000	558,595
Cleveland Municipal School District
5.000%, 12/01/2029	965,000	1,102,976
County of Cuyahoga, OH
5.000%, 12/01/2023	1,000,000	1,157,590
5.500%, 02/15/2052	1,300,000	1,444,508
County of Franklin, OH
5.000%, 05/15/2027	635,000	751,249
Dayton City School District
5.000%, 11/01/2031	1,000,000	1,240,220
Marysville Exempted Village School District
5.000%, 12/01/2029	1,180,000	1,384,105
Ohio Air Quality Development Authority
4.500%, 01/15/2048	1,000,000	1,040,250
Olentangy Local School District
5.000%, 12/01/2031	1,000,000	1,174,540
State of Ohio
5.000%, 01/01/2033	1,000,000	1,191,950
		13,908,214

Oregon - 1.05%
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	514,813
Port of Portland, OR Airport Revenue
5.000%, 07/01/2042	1,000,000	1,139,090
Salem-Keizer School District No. 24J
0.000%, 06/15/2025	600,000	500,586
		2,154,489
Pennsylvania - 4.24%
Delaware County Authority
5.000%, 06/01/2023	200,000	200,304
Delaware Valley Regional Financial Authority
5.500%, 08/01/2028	2,640,000	3,197,885
Hopewell Area School District
0.000%, 09/01/2026	900,000	705,798
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2028	750,000	873,712
Pennsylvania Turnpike Commission
0.000%, 12/01/2038	2,000,000	2,545,680
0.000%, 12/01/2030	475,000	602,975
Scranton School District
5.000%, 12/01/2035	500,000	572,305
		8,698,659
Puerto Rico - 1.63%
Puerto Rico Convention Center District Authority
4.500%, 07/01/2036	1,515,000	1,513,061
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	965,000	1,218,727
6.000%, 08/01/2026	490,000	618,836
		3,350,624
Rhode Island - 1.21%
Rhode Island Commerce Corp.
5.000%, 06/15/2024	500,000	586,720
Rhode Island Health & Educational Building Corp.
5.000%, 06/01/2025	500,000	579,995
Rhode Island Student Loan Authority
5.000%, 12/01/2023	905,000	1,008,839
Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	305,000	304,622
		2,480,176
South Carolina - 0.96%
City of Greer, SC
5.500%, 09/01/2032	1,000,000	1,295,950
South Carolina Public Service Authority
5.000%, 01/01/2032	660,000	678,302
		1,974,252
Texas - 11.45%
Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,070,000	1,213,284

Arlington Higher Education Finance Corp.
5.000%, 02/15/2030	1,000,000	1,160,130
Austin Community College District
5.000%, 08/01/2024	730,000	861,882
City of Fort Worth, TX
5.250%, 03/01/2036	1,800,000	2,113,830
County of Harris, TX
5.000%, 08/15/2034	1,000,000	1,170,420
Dallas Area Rapid Transit
5.250%, 12/01/2031	800,000	1,026,680
Dallas/Fort Worth International Airport
5.000%, 11/01/2038	1,805,000	1,936,566
Grapevine-Colleyville Independent School District
0.000%, 08/15/2025	555,000	466,838
Harris County-Houston Sports Authority
5.000%, 11/15/2027	500,000	573,080
Laredo Community College District
5.000%, 08/01/2029	885,000	1,037,636
New Hope Cultural Education Facilities Corp.
3.000%, 11/15/2021	600,000	597,558
5.000%, 07/01/2046	1,000,000	1,103,250
North East Independent School District
5.250%, 02/01/2035	1,000,000	1,307,900
5.250%, 02/01/2030	1,025,000	1,302,867
North Texas Tollway Authority
6.200%, 01/01/2042	1,030,000	1,291,651
Port Freeport, TX
5.950%, 05/15/2033	1,100,000	1,146,695
South Texas College
5.000%, 08/15/2032	1,000,000	1,158,420
State of Texas
5.500%, 08/01/2033	1,000,000	1,225,240
Tarrant County Cultural Education Facilities Finance Corp.
3.875%, 11/15/2022	1,500,000	1,505,745
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/2026	1,050,000	1,278,270
		23,477,942
Utah - 2.20%
County of Weber, UT
5.750%, 01/15/2033	570,000	666,147
Salt Lake City Corp. Airport Revenue
5.000%, 07/01/2042	2,000,000	2,307,320
University of Utah
5.000%, 08/01/2031	1,000,000	1,192,660
Utah Charter School Finance Authority
6.300%, 07/15/2032	335,000	356,936
		4,523,063
Vermont - 0.16%
Vermont Economic Development Authority
5.000%, 05/01/2021	300,000	319,995
Virginia - 0.21%
Virginia Small Business Financing Authority
4.500%, 01/01/2023	135,000	147,825
5.000%, 01/01/2027	250,000	277,543
		425,368

Washington - 2.75%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026	450,000	354,172
Grays Harbor County Public Hospital District No. 1
0.000%, 08/01/2019	1,000,000	1,000,000
Port of Seattle, WA
5.000%, 04/01/2022	500,000	561,840
Washington Health Care Facilities Authority
5.000%, 01/01/2025	1,000,000	1,171,390
5.000%, 10/01/2038	1,445,000	1,643,211
Washington State Housing Finance Commission
4.375%, 01/01/2021	900,000	900,342
		5,630,955
Wisconsin - 2.68%
County of Milwaukee, WI Airport Revenue
5.000%, 12/01/2028	1,000,000	1,171,210
Plateville Redevelopment Authority
5.000%, 07/01/2022	650,000	685,815
Public Finance Authority
3.000%, 11/15/2022	1,935,000	1,941,095
5.250%, 05/15/2037	500,000	546,325
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2034	1,000,000	1,161,280
		5,505,725
TOTAL MUNICIPAL BONDS (Cost $194,632,987)		199,247,231

Total Investments (Cost $194,632,987) - 97.14%		199,247,231
Other Assets in Excess of Liabilities - 2.86%		5,868,788
TOTAL NET ASSETS - 100.00%		$205,116,019

Percentages are stated as a percent of net assets.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Performance Trust Mutual Funds (the "Funds") are comprised of the Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund (the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust.  The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation.  The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001par value.  The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010. The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011 with respect to the Institutional Class shares.  As of the date of this report, the Retail Class shares have not commenced operations. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC  (the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as
 Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated  tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness  of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at November 30, 2017

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2017, in valuing the Fund’s investments carried at fair value:

Performance Trust Strategic Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$32,001,171	$-	$32,001,171
Corporate Bonds	-	27,368,314	-	27,368,314
Mortgage Backed Securities	-	631,386,599	-	631,386,599
Municipal Bonds	-	426,840,796	-	426,840,796
US Government Notes/Bonds	-	34,589,551		34,589,551
Total Fixed Income	-	1,152,186,431	-	1,152,186,431

Equity
Preferred Stocks	897,750			897,750
Closed-End Mutual Funds	3,485,436	-	-	3,485,436
Total Equity	4,383,186	-	-	4,383,186
Short-Term Investments	33,456,401	-	-	33,456,401
Total Investments In Securities	$38,737,337	$1,186,775,982	$-	$1,190,026,018

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Municipal Bonds	$-	$199,247,231	$-	$199,247,231
Total Fixed Income	-	199,247,231	-	199,247,231

Total Investments In Securities	$-	$199,247,231	$-	$199,247,231

The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2017.

The Funds measure Level 3 activity as of the beginning and end of the fiscal period.
For the period ended November 30, 2017 the Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date January 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
John Buckel, President

Date January 24, 2018

By (Signature and Title)* /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date January 24, 2018

* Print the name and title of each signing officer under his or her signature.